UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Ergates Capital Management, LLC

Address: 1525-B The Greens Way
         Jacksonville Beach, FL 32250

13F File Number: 028-11836


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  (904) 543-7230


Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida        August 14, 2007
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $259,730
                                         (thousands)


List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12030                Ergon Capital LP
2.        028-12032                Ergon Capital Offshore Fund, Ltd.

                                                   FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6     COLUMN 7    COLUMN 8

                                                              VALUE    SHRS OR SH/ PUT/     INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT PRN CALL     DISCRETION    MGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                         SPONSORED ADR   000375204     24,184  1,070,092 SH          SHARED-DEFINED 1,2       1,070,092
AGRIUM INC                      COM             008916108      1,554     35,523 SH          SHARED-DEFINED 1,2          35,523
ALVARION LTD                    SHS             M0861T100      7,960    853,184 SH          SHARED-DEFINED 1,2         853,184
APOLLO GROUP INC                CL A            37604105       2,414     41,307 SH          SHARED-DEFINED 1,2          41,307
BLUE COAT SYSTEMS INC           COM NEW         09534T508     95,821  1,935,000 SH          SHARED-DEFINED 1,2       1,935,000
BRISTOW GROUP INC               COM             110394103      7,374    148,828 SH          SHARED-DEFINED 1,2         148,828
CHIQUITA BRANDS INTL INC        COM             170032809     16,011    844,487 SH          SHARED-DEFINED 1,2         844,487
CLEARWIRE CORP                  CL A            185385309        234      9,581 SH          SHARED-DEFINED 1,2           9,581
ELECTRONIC ARTS INC             COM             285512109      3,590     75,862 SH          SHARED-DEFINED 1,2          75,862
FLORIDA ROCK INDS INC           COM             341140101        799     11,841 SH          SHARED-DEFINED 1,2          11,841
FORCE PROTECTION INC            COM NEW         345203202      6,811    330,000 SH          SHARED-DEFINED 1,2         330,000
GOL LINHAS AEREAS INTLG S A     SP ADR REP PFD  38045R107      3,865    117,152 SH          SHARED-DEFINED 1,2         117,152
GREAT ATLANTIC & PAC TEA INC    COM             390064103      4,753    141,697 SH          SHARED-DEFINED 1,2         141,697
HEELYS INC                      COM             42279M107     13,580    525,148 SH          SHARED-DEFINED 1,2         525,148
HORNBECK OFFSHORE SVCS INC N    COM             440543106     20,814    536,996 SH          SHARED-DEFINED 1,2         536,996
NOKIA CORP                      SPONSORED ADR   654902204      1,817     64,638 SH          SHARED-DEFINED 1,2          64,638
NUTRI SYS INC NEW               COM             67069D108      8,732    125,007 SH          SHARED-DEFINED 1,2         125,007
ODYSSEY HEALTHCARE INC          COM             67611V101      2,400    202,365 SH          SHARED-DEFINED 1,2         202,365
PIER 1 IMPORTS INC              COM             720279108     15,381  1,811,638 SH          SHARED-DEFINED 1,2       1,811,638
HOLOGIC INC                     COM             436440101        913     16,500 SH  PUT     SHARED-DEFINED 1,2          16,500
BARRY R G CORP OHIO CORP OHIO   COM             68798107       6,716    566,783 SH          SHARED-DEFINED 1,2         566,783
RADWARE LTD                     ORD             M81873107      5,525    379,700 SH          SHARED-DEFINED 1,2         379,700
STRIDE RITE CORP                COM             863314100      1,160     57,250 SH          SHARED-DEFINED 1,2          57,250
TJX COS INC NEW                 COM             872540109      1,078     39,183 SH          SHARED-DEFINED 1,2          39,183
TLC VISION CORP                 COM             872549100      4,814    931,231 SH          SHARED-DEFINED 1,2         931,231
TURBOCHEF TECHNOLOGIES INC      COM NEW         900006206      1,060     76,173 SH          SHARED-DEFINED 1,2          76,173
WAL-MART STORES INC             COM             931142103        370      7,690 SH          SHARED-DEFINED 1,2           7,690

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